COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease related assets and liabilities recorded on the Company's balance sheets	The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2023 and 2022:

	June 30,
	2023	2022
Right-of-use assets - non current	¥204,029	¥155,886
Total operating lease assets	¥204,029	¥155,886

Operating lease liabilities - current	¥88,755	¥58,696
Operating lease liabilities – long-term	187,473	148,224
Total operating lease liabilities	¥276,228	¥206,920

Schedule of future minimum payments under non-cancelable operating leases

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2023 (in thousands):

Year Ending December 31,	Operating Leases
2024	¥94,427
2025	79,464
2026	76,014
2027	34,036
2028	3,901
Thereafter	373
Total	288,215
Less: lease amount representing interest	(11,987)
Present value of lease liabilities	¥276,228